Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Standard tax rate	23.00%	23.00%
Operating loss carry-forwards (in Dollars)	$ 5.2	$ 2.4
Corporate tax rate [Member]
Income Taxes (Details) [Line Items]
Standard tax rate	23.00%